Contributed Equity - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Millions							12 Months Ended
	Jul. 01, 2024 USD ($)	Jul. 01, 2024 AUD ($)	Jun. 14, 2024 USD ($) $ / shares shares	Jun. 14, 2024 AUD ($)	Aug. 28, 2023 USD ($) $ / shares shares	Aug. 28, 2023 AUD ($)	Jun. 30, 2024 USD ($) shares Scheme Vote $ / shares	Jun. 30, 2023 USD ($) shares $ / shares	Jun. 30, 2022 USD ($) shares $ / shares	Jun. 30, 2021 USD ($) shares $ / shares	Jun. 30, 2020 shares	Jun. 14, 2024 $ / shares shares	Sep. 21, 2023 $ / shares	Aug. 28, 2023 $ / shares shares
Contributed Equity [Line Items]
Par value per share | $ / shares							$ 0
Number of vote per share | Vote							1
Dividends paid ordinary shares | $							$ 0
Cash dividends declared | $							0
Issued capital | $							$ 466,084,145	$ 320,883,552
Fully paid ordinary shares							1,091,446,771	467,159,434
Shares issued on ASX Listing							624,305,594	112,619,066
Net proceeds from issuance of ordinary shares on ASX listing | $							$ 145,199,699	$ 818,153,571
Number of non-executive director options unexercised							13,848,860	7,250,000	7,500,000
Number of share based payment schemes | Scheme							2
Number of options granted							9,850,000	10,050,000	8,400,000
Cash received for ordinary shares issued on exercise of options | $								$ 1,040,718	$ 257,175
2023 Investor Options
Contributed Equity [Line Items]
Issue of shares							97,800,000
Proceeds from issuing shares | $							$ 50,900,000
2024 Investor Options
Contributed Equity [Line Items]
Issue of shares							189,400,000
Proceeds from issuing shares | $							$ 123,100,000
Equity and Investor Options - 2023
Contributed Equity [Line Items]
Proceeds from issuing shares					$ 58,200,000	$ 90.0
Investor options price per share | $ / shares							$ 0.22						$ 0.05
Equity and Investor Options - 2023 | 1 Institutional Option for Every 2 New Shares Issued Under the Placement
Contributed Equity [Line Items]
Issue of shares					160,213,060									160,213,060
Offer price per share | (per share)					$ 0.46									$ 0.46
Number of institutional and placement options					80,000,000									80,000,000
Exercise price of outstanding share options | $ / shares														$ 0.8
Equity and Investor Options - 2023 | 1 New Option for Every 2 New Shares Issued Under the Retail Entitlement Offer
Contributed Equity [Line Items]
Issue of shares					35,434,397									35,434,397
Offer price per share | $ / shares														$ 0.46
Number of institutional and placement options					18,000,000									18,000,000
Exercise price of outstanding share options | $ / shares														$ 0.8
Equity and Investor Options - 2024
Contributed Equity [Line Items]
Proceeds from issuing shares			$ 151,900,000	$ 227.3
Investor options price per share | $ / shares							$ 0.11
Equity and Investor Options - 2024 | 1 Institutional Option for Every 3 New Shares Issued Under the Placement
Contributed Equity [Line Items]
Issue of shares			543,285,766									543,285,766
Offer price per share | (per share)			$ 0.4									$ 0.4
Number of institutional and placement options			142,900,000									142,900,000
Exercise price of outstanding share options | $ / shares												$ 1
Equity and Investor Options - 2024 | 1 New Option for Every 3 New Shares Issued Under the Retail Entitlement Offer
Contributed Equity [Line Items]
Issue of shares			139,627,846									139,627,846
Offer price per share | $ / shares												$ 0.4
Number of institutional and placement options			46,500,000									46,500,000
Exercise price of outstanding share options | $ / shares												$ 1
Options Over Ordinary Shares
Contributed Equity [Line Items]
Number of options granted							9,850,000	10,050,000	8,400,000	7,000,000	0
Weighted average fair value per option at grant date | $ / shares							$ 1.18	$ 1.62	$ 0.781	$ 1.03
Options Over Ordinary Shares | A D S Options
Contributed Equity [Line Items]
Number of options granted							5,045,000	755,000	925,000
Weighted average fair value per option at grant date | $ / shares							$ 1.97	$ 6.75	$ 6.75
LTIP and NED Plan
Contributed Equity [Line Items]
Number of options granted							0	6,613,000	2,056,000	8,400,000	0
Cash received for ordinary shares issued on exercise of options | $								$ 3,790,977	$ 1,129,691	$ 3,271,542
LTIP and NED Plan | Cash Conversion
Contributed Equity [Line Items]
Cash received for ordinary shares issued on exercise of options | $								1,040,718	257,175
LTIP and NED Plan | Cashless Conversion
Contributed Equity [Line Items]
Cash received for ordinary shares issued on exercise of options | $								$ 2,750,258	$ 872,516
Expiry of November 2026
Contributed Equity [Line Items]
Number of non-executive director options unexercised							875,342
Expiry of November 2025
Contributed Equity [Line Items]
Number of non-executive director options unexercised							2,973,518
Expiry of November 2022
Contributed Equity [Line Items]
Number of non-executive director options unexercised									3,000,000
Expiry of October 2024
Contributed Equity [Line Items]
Number of non-executive director options unexercised							4,000,000	3,000,000	2,000,000
Expiry of January 2025
Contributed Equity [Line Items]
Number of non-executive director options unexercised							3,000,000	2,250,000	1,500,000
Expiry of October 2025
Contributed Equity [Line Items]
Number of non-executive director options unexercised							1,500,000	1,000,000	500,000
Expiry of April 2026
Contributed Equity [Line Items]
Number of non-executive director options unexercised							1,500,000	1,000,000	500,000
Events after Reporting Period | Equity and Investor Options - 2024
Contributed Equity [Line Items]
Proceeds from issuing shares	$ 37,600,000	$ 55.9	$ 37,600,000	$ 55.9